Intangible assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	SFr 49
Intangible assets at end of period	2	SFr 49
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	49
Intangible assets at end of period	2	49
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	2,303	2,296
Additions	0	18
Disposals	(58)	(11)
Intangible assets at end of period	2,244	2,303
Accumulated depreciation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(2,254)	(2,084)
Amortization charge for the year	(46)	(181)
Disposals	58	11
Intangible assets at end of period	SFr (2,242)	SFr (2,254)